SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SEGMENTS
SEGMENTS

NOTE 9.  SEGMENTS

The Company has three reportable segments, each of which represents an identifiable component of the Company for which separate financial information is available. This information is utilized by the Company’s management to assess performance and allocate assets accordingly. The Company’s management evaluates segment operating results based on several indicators. The primary key performance indicators are sales and operating income or loss for each segment. Operating income or loss, as evaluated by management, excludes certain items that are managed at the consolidated level, such as distribution and warehousing, impairments and other corporate costs. The following table represents key financial information for each of the Company’s reportable segments, identifiable by the distinct operations and management of each: Retail, Franchising and Manufacturing/Wholesale. The Retail reportable segment includes the Company’s corporate store operations in the United States, Canada and its GNC.com business. The Franchise reportable segment represents the Company’s franchise operations, both domestically and internationally. The Manufacturing/Wholesale reportable segment represents the Company’s manufacturing operations in South Carolina and the Wholesale sales business. This segment supplies the Retail and Franchise segments, along with various third parties, with finished products for sale. The Warehousing and Distribution and Corporate costs represent the Company’s administrative expenses. The accounting policies of the segments are the same as those described in the “Basis of Presentation and Summary of Significant Accounting Policies”.

The following table represents key financial information of the Company’s segments:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(unaudited)
	(in thousands)

Revenue:
Retail	$384,304	$342,834	$768,007	$693,668
Franchise	82,827	72,870	160,211	145,472
Manufacturing/Wholesale:
Intersegment (1)	57,032	51,262	107,731	98,607
Third Party	51,404	40,026	96,325	81,609
Sub total Manufacturing/Wholesale	108,436	91,288	204,056	180,216
Sub total segment revenues	575,567	506,992	1,132,274	1,019,356
Intersegment elimination (1)	(57,032)	(51,262)	(107,731)	(98,607)
Total revenue	$518,535	$455,730	$1,024,543	$920,749

Operating income:
Retail	$63,409	$49,382	$127,006	$99,578
Franchise	25,938	22,634	51,294	44,606
Manufacturing/Wholesale	21,043	16,367	37,597	33,239
Unallocated corporate and other costs:
Warehousing and distribution costs	(15,239)	(13,774)	(30,387)	(27,664)
Corporate costs (2)	(22,454)	(18,237)	(42,762)	(36,204)
Transaction related costs	-	-	(12,362)	-
Sub total unallocated corporate and other costs	(37,693)	(32,011)	(85,511)	(63,868)
Total operating income	$72,697	$56,372	$130,386	$113,555

(1)  Intersegment revenues are eliminated from consolidated revenue.

(2)  Includes $3.5 million of executive severance for the three and six months ended June 30, 2011.

NOTE 20. SEGMENTS

          The Company has three reportable segments, each of which represents an identifiable component of the Company for which separate financial information is available. This information is utilized by management to assess performance and allocate assets accordingly. The Company's management evaluates segment operating results based on several indicators. The primary key performance indicators are sales and operating income or loss for each segment. Operating income or loss, as evaluated by management, excludes certain items that are managed at the consolidated level, such as distribution and warehousing, impairments and other corporate costs. The following table represents key financial information for each of the Company's reportable segments, identifiable by the distinct operations and management of each: Retail, Franchising, and Manufacturing/Wholesale. The Retail reportable segment includes the Company's corporate store operations in the United States, Canada and its GNC.com business. The Franchise reportable segment represents the Company's franchise operations, both domestically and internationally. The Manufacturing/Wholesale reportable segment represents the Company's manufacturing operations in South Carolina and the Wholesale sales business. This segment supplies the Retail and Franchise segments, along with various third parties, with finished products for sale. The Warehousing and Distribution and Corporate costs represent the Company's administrative expenses. The accounting policies of the segments are the same as those described in the "Basis of Presentation and Summary of Significant Accounting Policies".

          The following table represents key financial information of the Company's segments:

	December 31,
	2010	2009	2008
	(in thousands)
Revenue:
Retail	$1,344,358	$1,256,314	$1,219,305
Franchise	293,549	264,168	258,020
Manufacturing/Wholesale:
Intersegment(1)	209,465	201,306	180,070
Third Party	184,261	186,525	179,404

Sub total Manufacturing/Wholesale	393,726	387,831	359,474
Sub total segment revenues	2,031,633	1,908,313	1,836,799
Intersegment elimination(1)	(209,465)	(201,306)	(180,070)

Total revenue	$1,822,168	$1,707,007	$1,656,729

(1)
Intersegment revenues are eliminated from consolidated revenue.

Operating income:
Retail	$181,873	$153,142	$140,916
Franchise	93,821	80,800	80,816
Manufacturing/Wholesale	69,421	73,450	67,378
Unallocated corporate and other costs:
Warehousing and distribution costs	(54,983)	(53,557)	(54,266)
Corporate costs	(77,726)	(72,809)	(65,234)
Sub total unallocated corporate and other costs	(132,709)	(126,366)	(119,500)

Total operating income	212,406	181,026	169,610
Interest expense, net	65,376	69,940	83,000

Income before income taxes	147,030	111,086	86,610
Income tax expense	50,463	41,562	31,952

Net income	$96,567	$69,524	$54,658

	December 31,
	2010	2009	2008
	(in thousands)
Depreciation and amortization:
Retail	$26,241	$24,164	$21,449
Franchise	3,044	4,081	5,001
Manufacturing / Wholesale	11,407	10,926	9,783
Corporate / Other	6,301	7,494	6,220

Total depreciation and amortization	$46,993	$46,665	$42,453

Capital expenditures:
Retail	$23,263	$20,640	$33,074
Franchise	50	2	7
Manufacturing / Wholesale	4,318	4,527	11,108
Corporate / Other	4,891	3,513	4,477

Total capital expenditures	$32,522	$28,682	$48,666

Total assets
Retail	$1,272,541	$1,262,755	$1,263,229
Franchise	477,230	468,949	471,247
Manufacturing / Wholesale	410,832	423,884	436,018
Corporate / Other	264,480	162,506	121,514

Total assets	$2,425,083	$2,318,094	$2,292,008

Geographic areas
Total revenues:
United States	$1,727,489	$1,618,452	$1,567,641
Foreign	94,679	88,555	89,088

Total revenues	$1,822,168	$1,707,007	$1,656,729

Long-lived assets:
United States	$188,988	$193,762	$201,787
Foreign	10,207	10,151	6,885

Total long-lived assets	$199,195	$203,913	$208,672

          The following table represents sales by general product category. The category "Other" includes other wellness products sales from the Company's point of sales system and certain required accounting adjustments of $6.5 million, $5.7 million and $4.7 million for the years ended December 31, 2010, 2009, and 2008, respectively.

	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
U.S Retail Product Categories:
VMHS	$496,093	$496,427	$465,245
Sports Nutrition Products	531,269	443,408	410,133
Diet and Weight Management Products	122,259	128,039	148,158
Other Wellness Products	100,058	99,885	106,681

Total U.S. Retail revenues	1,249,679	1,167,759	1,130,217
Canada retail revenues(1)	94,679	88,555	89,088

Total Retail Revenue	$1,344,358	$1,256,314	$1,219,305

(1)
Canada sales are presented in total not by category as product sales for Canada are managed in local currency.

          The data above represents the majority of the revenue reported for the domestic portion of the Company's Retail segment. In addition to these sales, additional revenue and revenue adjustments are recorded to ensure conformity with U.S. GAAP. This includes wholesale revenue (to the Company's military commissary locations), deferral of the Company's Gold Card revenue to match the twelve month discount period of the card, and a reserve for customer returns. These items are recurring in nature, and the Company expects to record similar adjustments in the future.

          In addition to the Retail product categories discussed above, Franchise revenues are primarily generated from (1) product sales to franchisees, (2) royalties from franchise retail sales and (3) franchise fees, and Manufacturing/ Wholesale sales are generated from sales of manufactured products to third parties, primarily in the VMHS product category.